Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2020
Revenue From Contract With Customer Abstract
Disaggregation Of Revenue [Table Text Block]	The following table presents the Corporation’s revenue streams from contracts with customers by reportable segment for the years ended December 31, 2020, 2019 and 2018
		Years ended December 31,
(In thousands)		2020		2019		2018
		BPPR	Popular U.S.	BPPR	Popular U.S.	BPPR	Popular U.S.
Service charges on deposit accounts		$136,703	$11,120	$146,384	$14,549	$137,062	$13,615
Other service fees:
Debit card fees		38,685	967	46,066	1,076	45,139	1,035
Insurance fees, excluding reinsurance		35,799	2,484	42,995	3,803	33,951	3,667
Credit card fees, excluding late fees and membership fees		88,091	831	86,884	866	74,609	921
Sale and administration of investment products		21,755	-	23,072	-	21,895	-
Trust fees		21,700	-	21,198	-	20,351	-
Total revenue from contracts with customers	[1]	$342,733	$15,402	$366,599	$20,294	$333,007	$19,238
[1] The amounts include intersegment transactions of $ 4.3 million, $ 3.8 million and $ 3.2 million, respectively, for the years ended December 31, 2020, 2019 and 2018.